Prepaid expenses and other current assets - Summary of Prepaid expenses and other current assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepaid expenses and other current assets
Withholding tax receivables	$ 983,770	$ 1,219,986
Refundable deposits	160,902	206,011
Other assets	134,826	198,275
Prepaid expenses	31,309	517,922
Total	$ 1,310,807	$ 2,142,194